SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation
a.	Basis of Presentation
The Group's financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").
Use of estimates in the preparation of financial statement
b.	Use of estimates in the preparation of financial statement

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclose the nature of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates.

As applicable to these financial statements, the most significant estimates and assumptions relate to: recoverability of inventory, provision for current expected credit loss, and income taxes.

Functional currency
c.	Functional currency

The majority revenues of the company and subsidiaries are generated in U.S. dollars ("dollars") and a substantial portion of the costs of the company and each subsidiary in the Group are incurred in dollars. Accordingly, the dollar is the currency of the primary economic environment in which the Group operates and accordingly its functional and reporting currency is the dollar.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in currencies other than the U.S. dollar are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items in the statements of income (indicated below), the following exchange rates are used: (i) for transactions – exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization, etc.) – historical exchange rates. Currency transaction gains and losses are carried to other financial income (expenses), net, as appropriate.

Principles of consolidation
d.	Principles of consolidation

The consolidated financial statements include the accounts of TAT and its subsidiaries.

Intercompany balances and transactions, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Cash and Cash equivalents
e.	Cash and Cash equivalents

All highly liquid investments, which include short-term bank deposits, that are not restricted as to withdrawal or use. The period to maturity of which do not exceed three months at the time of investment, are considered to be cash equivalents.

Restricted Deposit

Restricted deposit consists primarily of bank deposits to secure obligations under our state loan and a letter of credit to a supplier. Restricted deposit is presented at cost, including accrued interest, and is classified based on the duration of the restriction.The following table provides a reconciliation of cash and cash equivalents and restricted deposit reported on the balance sheets that sum to the total of the same amounts shown on the statement of cash flows:

	2023	2022

Cash and cash equivalents	$15,979	$7,722
Restricted deposit short term	661	-
Restricted deposit long term	302	304
Total cash and cash equivalents and restricted cash equivalents	$16,942	$8,026

Accounts receivable, net
f.	Accounts receivable, net

The Group’s accounts receivable balances are due from customers primarily in the airline and defense industries. Credit is extended based on evaluation of a customer’s financial condition and generally, collateral is not required. Trade accounts receivable from sales of services and products are typically due from customers within 30 - 90 days. Trade accounts receivable balances are stated at amounts due from customers net of a provision for current expected losses.

Accounts receivable have been reduced by an allowance for current expected losses. The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations.

Write-off activity and recoveries for the periods presented were not material (see note 22).

Inventory
g.	Inventory

Inventory is measured at the lower of cost and net realizable value.

Inventories include raw materials, parts, work in progress and finished products.

Cost of raw material and parts is determined using the “moving average” basis. Cost of work in progress and finished products is calculated based on actual costs. Capitalized production costs components, mainly labor and overhead, are determined on average basis over the production period.

Since the Group sells products and services related to airplane accessories for airplanes that can be in service for 20 to 50 years, it must keep a supply of such products and parts on hand while the airplanes are in use. The Group writes down its inventory for estimated obsolescence and unmarketable inventory equal to the difference between the cost of inventory and net realizable value, which includes costs to sell based upon assumptions for future demand and market conditions.

If actual market prices are less favorable than those projected by management, inventory write-downs may be required. When inventory is written down, a new lower cost basis for that inventory is established.

Property, plant and equipment
h.	Property, plant and equipment

Property, plant and equipment are stated at cost, after deduction of the related investment grants, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

Years

Buildings	25 – 39
Leasehold improvements	3 - 20
Machinery and equipment	15 - 20
Motor vehicles	7
Office furniture and equipment	3 - 5
Internal use software	7

Leasehold improvements are amortized using the straight-line method over the period of the lease contract, or the estimated useful life of the asset, whichever is shorter

Capitalized Software Costs

The Company accounts for its costs to develop software for internal use accordance with Accounting Standards (“ASC”) 350-40, Internal use Software. These costs are directly attributable to the development and implementation of a new ERP and supply chain software. The Company capitalizes the costs incurred during the development stage. Capitalized costs include software design, configuration, interfaces, coding, installation and testing, payroll, payroll-related expenses and external direct costs, which are directly associated with creating and enhancing internal use software Capitalization of such costs begins when the preliminary project stage is complete and ceases at the point in which the project is substantially complete and is ready for its intended purpose.

Capitalized software costs are amortized on a straight-line basis over their estimated useful life.

We evaluate the useful lives of these assets on an annual basis and test for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets. Refer to Note 6 for further information.

Capitalized software costs are included in property, plant and equipment, net in the consolidated balance sheet.

Government grants:
i.	Government grants:

Grants received from the IIA for approved research and development projects are recognized at the time the Company is reasonably assured that it will be entitled to such grants, on the basis of the costs incurred and included as a deduction from research and development expenses. Due to the fact that the Company is defined as a "Traditional Industry Company", under the IIA regulations, the grants are non-royalty bearing.

Government grants relating to the purchase of property, plant and equipment (refer to note 11) are presented in the statement of financial position as a deduction to the carrying amount of the asset and they are credited to profit or loss on a straight-line basis over the estimated useful lives of the related assets.

Grants received according to the ERC and PPP plan launched by the US Government are recognized at the time the Company is reasonably assured that it will be entitled to such grants, on the basis of the costs incurred and included as a deduction from cost of revenues and operational expenses, as applicable.

Investment in affiliates and share in results of equity investment of affiliated companies
j.	Investment in affiliates and share in results of equity investment of affiliated companies

Investment in which the Group exercises significant influence and which is not considered a subsidiary ("affiliate") is accounted for using the equity method, whereby the Group recognizes its proportionate share of the affiliated Company's net income or loss after the date of investment. See Note 5.

The Group reviews those investments for impairment whenever events indicate the carrying amount may not be recoverable.

On consolidation, transactions between the Group and the affiliate are eliminated in the amount which related to the Group's proportionate share of the affiliate.

Leases
k.	Leases

The Company determines if an arrangement is a lease at inception. Balances related to operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets are recognized as the lease liability, adjusted for lease incentives received and prepayments made. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. On the commencement date, lease payments that include variable lease payments dependent on an index or a rate (such as the Consumer Price Index or a market interest rate), are initially measured using the index or rate at the commencement date. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The discount rate for the lease is the rate implicit in the lease unless that rate cannot be readily determined. As the Company’s leases do not provide an implicit rate, the Company’s uses its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term (see also note 2aa).

Income from Leasing Transactions under ASC 842
The Company accounts for certain leasing revenues in accordance with ASC 842, which qualify for operating lease treatment. For operating leases in which the Company is the lessor, lease payments are recognized as leasing revenue over the lease term on a straight-line basis. APUs engines subject to operating leases are classified as property, plant, and equipment and depreciated over the useful life, see Note 7.

Identified intangible assets
l.	Identified intangible assets

Identifiable intangible assets are comprised of definite lived intangible assets – commercial license which are amortized over 10 years respectively, using the straight-line method over their estimated period of useful life as determined by identifying the period in which substantially all of the cash flows are expected to be generated. The amortization of the commercial license is recorded in the cost of sales.

Impairment of long-lived assets
m.	Impairment of long-lived assets

Long-lived assets, including property, plant and equipment, operating lease right of use assets and definite life intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized and the assets (or asset group) would be written down to their estimated fair values (see also Notes 6,7 and 8).

Treasury Shares
n.	Treasury Shares
Company shares held by the Company are presented as a reduction of equity at their cost to the Company. The treasury shares have no rights.
Revenue Recognition
o.	Revenue Recognition

The Group generates its revenues from the sale of OEM products and systems, providing MRO services (remanufacture, maintenance, repair and overhaul services and long - term service contracts) and parts sales.

A contract with a customer exists only when: the parties to the contract have approved it and are committed to perform their respective obligations, the Company can identify each party’s rights regarding the distinct goods or services to be transferred (“performance obligations”), the Company can determine the transaction price for the goods or services to be transferred, the contract has commercial substance and it is probable that the Company will collect the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer.

Revenues are recorded in the amount of consideration to which the Company expects to be entitled in exchange for performance obligations upon transfer of control to the customer, excluding amounts collected on behalf of other third parties and sales taxes.

To determine revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the performance obligation is satisfied.

The Company has adopted the following exemptions and accounting policies:

a. The Company has chosen to account for shipping as a fulfillment costs, in cases in which the shipping occurs after the customer has obtained control of a good.

b. The Company has chosen not to adjust the promised amount of consideration for the effects of a significant financing component, in cases in which the Company expects, at contract inception, that the period between when the Company transfers a promised good or service to the customer and when the customer pays for that good or service will be one year or less.

c. Revenues from the sale of OEM products is recognized at a point in time when the customer obtains control of the product, typically upon shipment. Invoices are issued based on the customer's approved PO and payment terms are due net 30 to net 90 from invoice date.

Revenues from the sale of MRO services is recognized upon meeting all revenue recognition criteria, which involve receiving customers' purchase orders, completing the service, and fulfilling inspection quality assurance obligations at the company's production site. Payment are due upon net 30 to net 45 from invoice date.

Contract liabilities

Contract liabilities are mainly comprised of deferred revenues which are included under accrued expenses and other.

Warranty costs
p.	Warranty costs

The Group provides warranties for its products and services ranging from one to three years, which vary with respect to each contract and in accordance with the nature of each specific product. According to Company's experience, most of the warranty costs incur during the first year of the contract.

The Group estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time revenue is recognized under accrued expenses on the Company’s balance sheet. The Group periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Research and development
q.	Research and development

Research and development costs, net of grants, are charged to expenses as incurred and consist primarily of personnel and related expenses for research and development activities.

Fair value measurement
r.	Fair value measurement

The Group measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data or active market data for similar but not identical assets or liabilities.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers credit risk in its assessment of fair value.

Concentrations of credit risk
s.	Concentrations of credit risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, derivatives and accounts receivable.

Cash and cash equivalents are deposited with several major banks in Israel and the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Group's cash and cash equivalents are financially sound, and that the Group has not been effected by the recent turmoil in certain banking institutions in the United States. Accordingly, minimal credit risk exists with respect to these financial instruments.

The Group's accounts receivable are derived mainly from sales to customers in the United States, Israel and Europe. The Group generally does not require collateral; however, in certain circumstances the Group may require letters of credit. Management believes that credit risks relating to accounts receivable are minimal since the majority of the Group's customers are world-leading manufacturers of aviation systems and aircrafts, international airlines, governments and air-forces, and world-leading manufacturers and integrators of defense and ground systems. In addition, the Group has relatively a large number of customers with wide geographic spread which mitigates the credit risk. The Group performs ongoing credit evaluation of its customers' financial condition. As part of the risk management, the Company purchased a credit insurance policy from a well-known insurance Company. As of December 31, 2023 the Company has a single customer which represents 17.5% of the Company's accounts receivable. As of December 2022, no individual customer represented 10% or more of the Company's accounts receivable.

Income taxes
t.	Income taxes

Income taxes are accounted for in accordance with ASC 740 "Income Taxes". This statement prescribes the use of the asset and liability method, whereby deferred tax assets and liabilities account balances are determined based on temporary differences between financial reporting and tax basis of assets and liabilities and for tax loss carry-forwards. Deferred taxes are measured using the enacted laws and tax rates that will be in effect when the differences are expected to reverse. The Group provides a valuation allowance, if it is more likely than not that a portion of the deferred income tax assets will not be realized, see Note 19(h).

Taxes which would apply in the event of disposal of investments in domestic and foreign subsidiaries have not been taken into account in computing the deferred taxes, when the Group’s intention is to hold, and not to realize the investments.

The Group did not provide for deferred taxes attributable to dividend distribution out of retained tax-exempt earnings from "Approved/Benefited Enterprise" plans (see Note 19(a)), since it intends to permanently reinvest them and has no intention to declare dividends out of such tax-exempt income in the foreseeable future. Management considers such retained earnings to be essentially permanent in duration.

Results for tax purposes for TAT’s Israeli subsidiaries are measured and reflected in NIS.

As explained in (c) above, the consolidated financial statements are measured and presented in U.S. dollars. In accordance with ASC 740, TAT has not provided deferred income taxes on the differences resulting from changes in exchange rate and indexation.

The Group follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Group’s policy is to include interest and penalties related to unrecognized tax benefits within financial income (expense). Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date.

Earnings per share
u.	Earnings per share

Basic earnings (loss) per share are computed by dividing net income (loss) by the weighted average number of shares of the Company's Ordinary Shares, par value NIS 0.9 per share outstanding for each period, net of treasury shares.

Diluted earnings (loss) per share are calculated by dividing the net income by the fully-diluted weighted-average number of ordinary shares outstanding during each period. Potentially dilutive shares include outstanding options granted to employees and directors, using the treasury stock method.

Share-based compensation
v.	Share-based compensation

The Group applies ASC 718 "Stock Based Compensation" with respect to employees and directors’ options, which requires awards classified as equity awards to be accounted for using the grant-date fair value method. The fair value of share-based awards is estimated using the Black-Scholes valuation model, the payment transaction is recognized as expense over the requisite service period, net of estimated forfeitures. The Company estimates forfeitures based on historical experience and anticipated future conditions.

The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule using the accelerated method over the requisite service period.

Comprehensive income (loss)
w.	Comprehensive income (loss)

Comprehensive income in 2023, 2022 and 2021 includes, in addition to net income or loss, gains and losses of derivatives designated for cash flow hedge accounting (net of related taxes where applicable).

Reclassification adjustments for gain or loss of derivatives are included in the relevant line item in the statement of income. See also Note 2 (aa).

Contingencies
x.	Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group but which will only be resolved when one or more future events occur or fail to occur. The Group’s management assesses such contingent liabilities and estimated legal fees. Such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in such proceedings, the Group’s management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

Management applies the guidance in ASC 450-20-25 when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability is recorded as accrued expenses in the Company’s financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material are disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

Derivatives and hedging
y.	Derivatives and hedging

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. Derivatives are recognized at fair value as either assets or liabilities in the consolidated balance sheets in accordance with ASC Topic 815, “Derivatives and Hedging”.

For derivative instruments that are designated and qualify as a cash-flow hedge, the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same line item associated with the anticipated transaction in the same period or periods during which the hedged transaction affects earnings.

For derivative instruments that qualify for hedge accounting, the cash flows associated with these derivatives are reported in the consolidated statements of cash flows consistently with the classification of the cash flows from the underlying hedged items that these derivatives are hedging.

The effective portion and the ineffective portion of the gain or loss on the hedging instrument is recognized as other comprehensive income (loss).

The effective portion is determined by looking into changes in spot exchange rate.

The change in fair value attributable to changes other than those due to fluctuations in the spot exchange rate are excluded from the assessment of hedge effectiveness and are recognized in the statement of income under financial expenses-net.

Restructuring Costs
z.	Restructuring Costs

Restructuring costs have been recorded in connection with TAT’s restructuring plan announced in March 2021. Following this decision and in anticipation of ongoing efficiency measures in our business, TAT’s management has made estimates and judgments regarding future plans, mainly related to employee termination benefit costs. Management also assesses the recoverability of long-lived assets employed in the business. In certain instances, asset lives have been shortened based on changes in the estimated useful lives of the affected assets. Asset-related impairments and employee's severance and other related costs are reflected within asset impairments of fixed assets, provision for restructuring plan and restructuring expenses.

Recently Issued Accounting Principles:
aa.	Recently Issued Accounting Principles:

New accounting pronouncements effective in future periods:
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amended guidance enhances income tax disclosures primarily related to the effective tax rate reconciliation and income taxes paid information. This guidance requires disclosure of specific categories in the effective tax rate reconciliation and further information on reconciling items meeting a quantitative threshold. In addition, the amended guidance requires disaggregating income taxes paid (net of refunds received) by federal, state, and foreign taxes. It also requires disaggregating individual jurisdictions in which income taxes paid (net of refunds received) is equal to or greater than 5 percent of total income taxes paid (net of refunds received). The amended guidance is effective for fiscal years beginning after December 15, 2024. The guidance can be applied either prospectively or retrospectively. We are evaluating the impact this amended guidance may have on the footnotes to our consolidated financial statements.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amended guidance requires incremental reportable segment disclosures, primarily about significant segment expenses. The amendments also require entities with a single reportable segment to provide all disclosures required by these amendments, and all existing segment disclosures. The amendments will be applied retrospectively to all prior periods presented in the financial statements and is effective for fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024, with early adoption permitted. We are evaluating the impact this amended guidance may have on the footnotes to our consolidated financial statements.